Share-Based Compensation - Summary of option activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands						1 Months Ended	5 Months Ended		12 Months Ended
	Aug. 31, 2019 USD ($) ¥ / shares $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	Dec. 01, 2018 shares	Dec. 01, 2017 shares	May 02, 2017 shares	Mar. 31, 2019 shares	Aug. 31, 2018 USD ($) $ / shares shares	Mar. 27, 2018 shares	Aug. 31, 2019 USD ($) ¥ / shares $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares	Aug. 31, 2017 CNY (¥) ¥ / shares
Share options
Weighted average exercise price
Exercised (in dollars per share) | $ / shares										$ 0.02
Amended 2015 Plan
Weighted average purchase price
Aggregate intrinsic of outstanding unvested awards | ¥												¥ 405,664
Total share-based compensation expense relating to awards expected to vest not yet recognized | ¥												¥ 49,803
Weighted-average period of expected recognition (in years)									1 year 1 month 21 days	1 year 1 month 21 days
Amended 2015 Plan | Share options
Number of share options
Outstanding at beginning of period (in shares) | shares									301,190,650	301,190,650
Granted (in shares) | shares			49,634,837	16,442,655			9,172,674	164,865,010	181,667,138	181,667,138	303,995,200
Forfeited (in shares) | shares									(33,355,010)	(33,355,010)	(2,804,550)
Exercised (in shares) | shares									(55,658,760)	(55,658,760)
Outstanding at end of period (in shares) | shares	393,844,018	393,844,018					301,190,650		393,844,018	393,844,018	301,190,650
Vested and expected to vest at end of period (in shares) | shares	393,844,018	393,844,018							393,844,018	393,844,018		393,844,018
Weighted average exercise price
Outstanding (in dollars per share) | $ / shares	$ 0.05	$ 0.05					$ 0.03		$ 0.05	$ 0.05	$ 0.03
Granted (in dollars per share) | $ / shares										0.10	0.03
Forfeited (in dollars per share) | $ / shares										0.17	0.08
Vested and expected to vest at end of period (in dollars per share) | $ / shares	0.05	0.05							0.05	0.05
Weighted average grant date fair value
Outstanding (in dollars per share) | $ / shares	$ 0.13	0.13					$ 0.16		$ 0.13	0.13	0.16
Granted (in dollars per share) | $ / shares										0.05	0.16
Forfeited (in dollars per share) | $ / shares										0.08	$ 0.09
Exercised (in dollars per share) | $ / shares										$ 0.02
Vested and expected to vest at end of period (in dollars per share) | $ / shares		$ 0.13
Aggregate intrinsic value and weighted average remaining contractual term
Aggregate intrinsic value - Outstanding | $	$ 53,966	$ 53,966					$ 54,133,000		$ 53,966	$ 53,966	$ 54,133,000
Aggregate intrinsic value - Vested and expected to vest at end of period | $	$ 53,966,000	$ 53,966,000							$ 53,966,000	$ 53,966,000
Weighted average remaining contractual term - Outstanding	7 years 9 months 18 days	7 years 9 months 18 days									8 years 7 months 2 days
Weighted average remaining contractual term - Vested and expected to vest at end of period	7 years 9 months 18 days	7 years 9 months 18 days
Weighted average purchase price
Forfeited (in dollars per share) | $ / shares										$ 0.17	$ 0.08
Shanghai OneSmart | Domestic Plan | Share options
Number of share options
Outstanding at beginning of period (in shares) | shares									120,000	120,000	120,000
Granted (in shares) | shares					120,000	10,000			10,000	10,000
Forfeited (in shares) | shares									(60,000)	(60,000)	0
Outstanding at end of period (in shares) | shares	70,000	70,000					120,000		70,000	70,000	120,000
Vested and expected to vest at end of period (in shares) | shares	70,000	70,000							70,000	70,000		70,000
Weighted average exercise price
Outstanding (in dollars per share) | ¥ / shares														¥ 93.33
Forfeited (in dollars per share) | ¥ / shares									$ 93.33
Weighted average grant date fair value
Outstanding (in dollars per share) | ¥ / shares												¥ 150.80	¥ 151.19	¥ 151.19
Granted (in dollars per share) | ¥ / shares									148.47
Forfeited (in dollars per share) | ¥ / shares									151.19
Vested and expected to vest at end of period (in dollars per share) | ¥ / shares	$ 150.80
Aggregate intrinsic value and weighted average remaining contractual term
Aggregate intrinsic value - Outstanding | ¥												¥ 39,687	¥ 79,990	¥ 7,023
Aggregate intrinsic value - Vested and expected to vest at end of period | ¥												¥ 39,687
Weighted average purchase price
Outstanding (in dollars per share) | ¥ / shares												¥ 91.43	¥ 93.33
Granted (in dollars per share) | ¥ / shares									80.00
Forfeited (in dollars per share) | ¥ / shares									$ 93.33
Vested and expected to vest at end of period (in dollars per share) | ¥ / shares												¥ 91.43